OLD MUTUAL FUNDS II

OLD MUTUAL DISCOVER VALUE FUND

Supplement Dated June 30, 2008

This Supplement updates certain information contained in the currently effective Institutional Class Shares Statement of Additional Information (the “SAI”) of the Old Mutual Discover Value Fund, a series portfolio of Old Mutual Funds II, dated February 1, 2008, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The section of the SAI entitled “Trustees and Officers of the Trust – Interested Trustee” on page 33 is amended by replacing in its entirety the biographical information regarding “Principal Occupation(s) During Past 5 Years” and “Other Directorships Held by Trustee” for Thomas M. Turpin with the following:

Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Interim Chief Executive Officer (April 2008 – present) and Chief Operating Officer (2002 – April 2008), Old Mutual US Holdings Inc. Chief Executive Officer, Old Mutual Asset Management, June 2008 – present.

Old Mutual Insurance Series Fund (8 portfolios) and Old Mutual Funds III (12 portfolios).

The section of the SAI entitled “Trustees and Officers of the Trust – Trust Officers” on page 36 is amended by replacing in its entirety the biographical information regarding “Principal Occupation(s) During Past 5 Years” for Julian F. Sluyters with the following:

Principal Occupation(s) During Past 5 Years

Chief Executive Officer (June 2008 – present), President (2006 – present), and Chief Operating Officer (2006 – June 2008), Old Mutual Capital, Inc. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

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Distributor: Old Mutual Investment Partners

R-08-310 06/2008

OLD MUTUAL FUNDS II

Supplement Dated June 30, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated February 1, 2008, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The section of the SAI entitled “Trustees and Officers of the Trust – Interested Trustee” on page 40 is amended by replacing in its entirety the biographical information regarding “Principal Occupation(s) During Past 5 Years” and “Other Directorships Held by Trustee” for Thomas M. Turpin with the following:

Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Interim Chief Executive Officer (April 2008 – present) and Chief Operating Officer (2002 – April 2008), Old Mutual US Holdings Inc. Chief Executive Officer, Old Mutual Asset Management, June 2008 – present.

Old Mutual Insurance Series Fund (8 portfolios) and Old Mutual Funds III (12 portfolios).

The section of the SAI entitled “Trustees and Officers of the Trust – Trust Officers” on page 43 is amended by replacing in its entirety the biographical information regarding “Principal Occupation(s) During Past 5 Years” for Julian F. Sluyters with the following:

Principal Occupation(s) During Past 5 Years

Chief Executive Officer (June 2008 – present), President (2006 – present), and Chief Operating Officer (2006 – June 2008), Old Mutual Capital, Inc. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

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Distributor: Old Mutual Investment Partners

R-08-309 06/2008